Segment reporting (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Number of business divisions	4
UBS AG
Disclosure Of Operating Segments [Line Items]
Number of business divisions	4